United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/16

Date of Reporting Period: 04/30/16

Item 1. Reports to Stockholders

Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (Unaudited)
The total return of Federated Intermediate Corporate Bond Fund (the “Fund), based on net asset value for the 12-month reporting period ended April 30, 2016, was 1.46% for the Institutional Shares and 1.21% for the Service Shares. The 1.46% total return of the Institutional Shares for the reporting period consisted of 3.55% of dividends and -2.09% of depreciation in the net asset value of shares. The total return of the Barclays US Intermediate Credit Index, a broad-based securities market index (BICI),1 was 2.51% during the same period. The total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was 1.81% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BICI were: (1) sector/industry selection; (2) security selection; (3) the effect of changing interest rates, referred to as “duration”;3 and (4) the selection of securities with different maturities along the yield curve.
For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The reporting period was a bit of a global roller coaster ride as many variables impacted the financial markets, including: continued concerns regarding the stability of Greece, the European Central Bank's adoption of a large quantitative easing program in an effort to spark its stuttering recovery, ongoing worries over the magnitude of China's economic slowdown and its subsequent impact on commodity-related markets, the Organization of the Petroleum Exporting Countries' (OPEC) fight with U.S. shale oil producers, and nervousness surrounding the timing of the Federal Reserve's (the “Fed”) first interest rate hike since 2006.
Within the U.S., following a sub-one percent first quarter, GDP growth rebounded to 3.90% in the second quarter of 2015 and to 2.10% in the third quarter on stronger consumer spending and an increase in housing activity, both of which were helped by lower gasoline prices and improving job market conditions. All the while, as the year progressed, the Fed indicated that it was prepared to raise rates in the latter part of the fiscal year assuming economic data continued to improve. However, despite the slow but steady pace of growth, the Fed at its September meeting unexpectedly decided to hold the federal funds target funds rate steady at its range of 0% to 0.25%, citing the uncertainty surrounding global economic and financial developments. This move (or lack thereof) spawned an outbreak of volatility4 and a strong risk-off sentiment as market participants speculated that the Fed foresaw worse conditions than what
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the financial markets had been expecting. The volatility subsided in the calendar year's waning months only to rise again in December as commodity and energy prices resumed their downward trajectory and, for the first time in nine years, the Fed increased the federal funds target rate. That volatility continued into 2016 as falling commodity price concerns were compounded by fears of slowing global economic growth. Treasury yields and stock market levels reached their nadir in early February 2016 with the ten-year U.S. Treasury yield, which started the reporting period at 2.03%, falling to a low of 1.66%. As global economic growth concerns began to subside, risk assets began a sharp recovery that lasted through the end of the reporting period. The reporting period ended with the federal funds target range at 0.25%-to-0.50% and the 10-year U.S. Treasury at 1.83%.
Corporate spreads were wider at the end of the reporting period when compared to the beginning. Spreads were driven by another year of robust corporate supply and the volatility surrounding global growth concerns, particularly related to weakness in energy and commodity-type sectors. Corporate spreads outside of the commodity and energy-related sectors were supported by solid underlying credit fundamentals, including stable profit margins, strong liquidity and relatively steady credit rating trends.
sector/INDUSTRY selection
The decision to overweight or underweight specific corporate sectors and/or ratings quality detracted from Fund performance relative to the BICI. Broadly, the Fund was overweight lower-quality investment-grade securities (i.e., those in the “BBB”-rated category),5 which hurt Fund performance for the reporting period. Specifically, exposure to Basic Industries, Capital Goods and Telecommunications sectors negatively contributed to Fund performance. On the positive side, the Fund was underweight Energy, which experienced dramatic underperformance because of the sharp decline in the price of oil, and the non-corporate components (i.e., government related issuers) of the BICI, which also underperformed. Underweight positioning in both sectors added to Fund performance. The Fund was also overweight REITs and Utilities, which helped Fund performance.
security selection
Overall, security selection had a positive effect on Fund performance during the reporting period. Individual issuers that added the most to performance included: Army Hawaii Housing, Murray Street Investment Trust, Cantor Fitzgerald and Anheuser-Busch InBev. Issuers that detracted the most included: Harsco, Gerdau, Allegheny Technology and Petrobras.
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Duration management
Lower interest rates had a negative impact on Fund performance relative to the BICI. On average, the Fund was positioned with less interest rate sensitivity (95%) than the BICI. In the marketplace, however, interest rates fell over the course of the reporting period, generating price appreciation in the BICI that was greater than that of the Fund. The Fund employed derivatives such as U.S. Treasury futures as a means to adjust duration targets. Overall, the use of U.S. Treasury futures played a negative role in executing the Fund's duration strategy.
Yield Curve Strategy
The yield curve strategy added to performance relative to the BICI during the reporting period. On average, the Fund had an overweight position in the longer part of the maturity spectrum (10-30 years) and an underweight in shorter maturities (2-3 years). With larger rate declines occurring in the longer maturities, the yield curve positioning helped Fund performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BICI.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCBFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund from April 30, 2006 to April 30, 2016, compared to the Barclays US Intermediate Credit Index (BICI)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2016
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2016
	1 Year	5 Years	10 Years
Institutional Shares	1.46%	3.63%	4.82%
Service Shares	1.21%	3.38%	4.56%
BICI	2.51%	3.84%	5.24%
LCBFA	1.81%	3.34%	4.46%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BICI and LCBFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.2%
Foreign Government Debt Securities	0.9%
U.S. Treasury Securities	0.8%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities—Net[4]	0.5%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—95.2%
		Basic Industry - Chemicals—1.3%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$585,154
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	362,060
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,302,359
490,000		RPM International, Inc., 6.50%, 2/15/2018	525,602
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	106,939
375,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	372,936
		TOTAL	3,255,050
		Basic Industry - Metals & Mining—4.2%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	386,336
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	541,730
520,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	504,400
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	285,750
480,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	436,224
850,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	878,688
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	225,505
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,196,617
580,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	556,800
500,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	471,250
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	630,808
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,213,264
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	455,761
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	480,039
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	146,790
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,930,985
		TOTAL	10,340,947
		Basic Industry - Paper—0.8%
250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	265,696
684,000		Weyerhaeuser Co., Sr. Unsecd. Note, 6.95%, 8/1/2017	723,526
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	866,222
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	220,804
		TOTAL	2,076,248
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—1.3%
$270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	$274,260
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	291,438
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	432,150
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	855,605
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	277,922
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	279,068
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	667,375
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	58,126
		TOTAL	3,135,944
		Capital Goods - Building Materials—0.6%
500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	510,000
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	337,125
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	725,000
		TOTAL	1,572,125
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,393,957
		Capital Goods - Diversified Manufacturing—2.1%
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	507,157
650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	754,289
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,775,745
705,000		Roper Technologies, Inc., 2.05%, 10/1/2018	713,918
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	595,813
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	349,037
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	424,788
		TOTAL	5,120,747
		Communications - Cable & Satellite—1.7%
700,000	[1,2]	CCO Safari II LLC, Series 144A, 3.579%, 7/23/2020	727,511
600,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	647,431
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	592,130
490,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	506,709
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	814,760
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	592,895
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	208,764
		TOTAL	4,090,200
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—3.3%
$250,000		21st Century Fox America, Inc., 3.00%, 9/15/2022	$259,839
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	32,728
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	289,518
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	845,453
1,000,000		CBS Corp., 3.70%, 8/15/2024	1,046,056
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	158,344
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	368,193
500,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	500,021
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	289,787
500,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	519,275
225,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	238,625
750,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	796,790
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	800,655
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	450,617
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	601,118
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	902,193
		TOTAL	8,099,212
		Communications - Telecom Wireless—1.8%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	575,192
680,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	704,729
1,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	1,410,067
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,187,929
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	615,548
		TOTAL	4,493,465
		Communications - Telecom Wirelines—2.4%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	609,088
600,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	610,749
700,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	763,535
370,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	414,304
200,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	210,711
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	696,300
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	700,500
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	285,481
830,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	956,253
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	$798,849
		TOTAL	6,045,770
		Consumer Cyclical - Automotive—4.4%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	503,826
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,006,453
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	510,476
350,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.021%, 5/3/2019	349,976
400,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	404,978
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 3/12/2019	506,206
1,125,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 3/18/2021	1,165,529
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	811,415
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	708,911
850,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	855,690
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.10%, 1/15/2019	307,737
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.30%, 7/13/2025	308,319
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	442,673
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	509,153
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,115
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	813,381
1,500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,550,985
		TOTAL	10,906,823
		Consumer Cyclical - Leisure—0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,764,945
		Consumer Cyclical - Lodging—0.4%
900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	969,750
		Consumer Cyclical - Retailers—2.4%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	743,137
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	320,562
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	213,666
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	134,960
110,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	110,233
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	$190,382
85,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	85,900
255,225	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	278,514
500,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	507,172
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	511,789
1,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,039,409
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	418,828
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	223,099
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	548,344
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	114,728
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	502,807
		TOTAL	5,943,530
		Consumer Cyclical - Services—1.5%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,608,251
250,000		Expedia, Inc., 4.50%, 8/15/2024	253,617
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	553,392
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	294,287
		TOTAL	3,709,547
		Consumer Non-Cyclical - Food/Beverage—4.7%
1,500,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,542,166
1,350,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,426,482
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,014,580
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	511,527
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	802,545
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	540,724
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	561,712
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,093,235
500,000		Kraft Foods Group, Inc., Sr. Unsecd. Note, 3.50%, 6/6/2022	531,187
850,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	879,963
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	433,066
1,000,000		PepsiCo, Inc., 2.75%, 4/30/2025	1,030,730
850,000		Tyson Foods, Inc., 3.95%, 8/15/2024	915,749
240,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	265,906
		TOTAL	11,549,572
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—1.6%
$430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$438,290
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	582,720
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	771,900
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	266,475
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	310,853
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	344,731
250,000		Stryker Corp., Sr. Unsecd. Note, 3.50%, 3/15/2026	262,529
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	510,405
385,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	396,135
		TOTAL	3,884,038
		Consumer Non-Cyclical - Pharmaceuticals—1.7%
525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	534,421
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	325,797
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,373,069
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	186,703
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	518,707
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	359,881
850,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	904,586
70,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	75,090
		TOTAL	4,278,254
		Consumer Non-Cyclical - Products—0.4%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	452,865
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	258,993
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	316,712
		TOTAL	1,028,570
		Consumer Non-Cyclical - Supermarkets—0.2%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	515,151
		Consumer Non-Cyclical - Tobacco—0.5%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	350,923
550,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	611,852
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	324,343
		TOTAL	1,287,118
		Energy - Independent—0.7%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	566,010
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	238,359
445,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	421,482
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	$469,695
		TOTAL	1,695,546
		Energy - Integrated—1.2%
261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	261,127
380,000		BP Capital Markets PLC, 3.119%, 5/4/2026	384,409
590,000		BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	591,361
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	704,227
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,100,000
		TOTAL	3,041,124
		Energy - Midstream—2.0%
400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	405,435
210,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	216,836
265,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	247,349
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	618,732
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	521,649
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	207,403
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	377,784
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	640,478
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	669,025
750,000		Williams Partners LP, 5.25%, 3/15/2020	750,637
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	315,765
		TOTAL	4,971,093
		Energy - Oil Field Services—0.5%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	94,674
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	308,675
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	320,632
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	502,500
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	40,975
		TOTAL	1,267,456
		Energy - Refining—0.7%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	315,361
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	271,162
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	$1,190,474
		TOTAL	1,776,997
		Financial Institution - Banking—20.2%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	552,362
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	614,725
715,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	724,623
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	663,501
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,528,443
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,005,081
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	1,018,959
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	501,644
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,002,205
500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	499,997
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	818,514
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	680,204
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	267,512
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	432,594
750,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	755,531
190,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	194,876
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	455,454
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.70%, 3/30/2021	1,013,595
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,129,649
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,276,009
635,000		Comerica, Inc., 3.80%, 7/22/2026	626,964
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,103,219
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	236,886
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	750,307
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	755,969
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	257,504
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	2,780,845
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	$255,623
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	504,684
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	473,601
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	739,411
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	1,082,232
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	547,661
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,127,749
1,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	1,551,895
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,221,541
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,130,050
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	610,320
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	774,639
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,847,711
400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	427,454
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	817,457
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,986,139
1,000,000		PNC Bank, N.A., Sub., Series BKNT, 2.70%, 11/1/2022	1,003,067
1,296,310	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	640,118
740,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	747,005
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	788,204
190,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	193,481
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	444,826
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,526,855
1,000,000		Wells Fargo & Co., Series MTN, 4.10%, 6/3/2026	1,054,038
250,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	253,779
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	510,710
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,992,432
		TOTAL	49,899,854
		Financial Institution - Broker/Asset Mgr/Exchange—3.4%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	802,576
990,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,114,406
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	419,696
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	109,834
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,218,251
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	880,830
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	231,091
Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	$467,928
750,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	841,218
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	936,167
650,000		Stifel Financial Corp., 4.25%, 7/18/2024	647,771
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	149,948
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	474,659
		TOTAL	8,294,375
		Financial Institution - Finance Companies—2.8%
937,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,090,990
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	408,536
2,644,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	2,708,231
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	326,333
288,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	332,602
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	574,984
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	521,830
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,052,738
		TOTAL	7,016,244
		Financial Institution - Insurance - Health—0.4%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	260,641
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	439,441
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	232,039
		TOTAL	932,121
		Financial Institution - Insurance - Life—3.5%
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	664,614
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	816,389
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,175,354
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	253,923
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,161,652
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	427,700
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	503,389
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	818,459
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	274,891
Annual Shareholder Report
16

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	$330,475
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	324,533
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	513,918
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,417,731
		TOTAL	8,683,028
		Financial Institution - Insurance - P&C—2.2%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	255,953
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	210,916
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	317,069
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	205,504
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	460,065
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	239,461
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	283,203
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,930,289
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,515,150
		TOTAL	5,417,610
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	662,659
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	498,205
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	295,109
		TOTAL	1,455,973
		Financial Institution - REIT - Healthcare—0.6%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	631,126
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	794,182
		TOTAL	1,425,308
		Financial Institution - REIT - Office—0.6%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	249,333
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	612,688
250,000		Boston Properties LP, Sr. Unsecd. Note, 3.65%, 2/1/2026	262,463
250,000		Boston Properties LP, Sr. Unsecd. Note, 3.70%, 11/15/2018	262,134
		TOTAL	1,386,618
Annual Shareholder Report
17

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—1.1%
$700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	$697,795
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	495,022
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	543,980
500,000		ProLogis LP, Sr. Unsecd. Note, 2.75%, 2/15/2019	512,703
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	523,833
		TOTAL	2,773,333
		Financial Institution - REIT - Retail—1.4%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	451,905
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	652,151
646,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	664,589
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	102,501
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	545,904
505,000		Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	572,628
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	342,134
		TOTAL	3,331,812
		Municipal Services—0.7%
557,391	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	595,327
925,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,012,033
		TOTAL	1,607,360
		Sovereign—0.8%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	907,731
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	896,389
		TOTAL	1,804,120
		Technology—5.6%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	564,748
1,500,000		Apple, Inc., Sr. Unsecd. Note, 2.25%, 2/23/2021	1,534,231
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	337,064
1,000,000		Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	1,046,847
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	251,778
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	658,491
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	365,566
250,000		BMC Software, Inc., 7.25%, 6/1/2018	222,500
1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	1,021,707
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,217,374
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	145,363
Annual Shareholder Report
18

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	$306,436
800,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 4.90%, 10/15/2025	829,857
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	949,402
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	258,658
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	550,188
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	496,484
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	349,588
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	195,661
500,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	524,225
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	332,120
345,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	358,484
250,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	262,439
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	364,261
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	583,515
		TOTAL	13,726,987
		Transportation - Airlines—0.2%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	547,721
		Transportation - Railroads—0.7%
256,551		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	282,865
1,400,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	1,372,000
		TOTAL	1,654,865
		Transportation - Services—1.2%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	891,423
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	489,417
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	749,582
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	253,413
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	154,043
500,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	510,122
		TOTAL	3,048,000
Annual Shareholder Report
19

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—4.4%
$310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	$324,678
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	426,718
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	395,770
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	386,013
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	966,250
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,160,371
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	367,540
1,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	1,054,900
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	272,637
228,649	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	232,549
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,648,878
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	952,186
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	500,874
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	123,369
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	626,287
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	888,717
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	580,644
		TOTAL	10,908,381
		Utility - Natural Gas—1.1%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	236,424
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	403,017
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	745,124
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	803,762
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	207,070
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	279,471
		TOTAL	2,674,868
		TOTAL CORPORATE BONDS (IDENTIFIED COST $225,766,069)	234,801,757
		FOREIGN GOVERNMENTS/AGENCIES—0.9%
		Sovereign—0.9%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	334,400
750,000		Mexico, Government of, Note, 5.625%, 1/15/2017	771,750
Annual Shareholder Report
20

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	$1,098,563
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,053,828)	2,204,713
		U.S. TREASURIES—0.8%
1,800,000		United States Treasury Note, 1.375%, 1/31/2021	1,808,761
250,000		United States Treasury Note, 2.25%, 11/15/2025	259,604
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,070,360)	2,068,365
		INVESTMENT COMPANY—2.5%
6,250,976	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[5] (AT NET ASSET VALUE)	6,250,976
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $236,141,233)[6]	245,325,811
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	1,453,868
		TOTAL NET ASSETS—100%	$246,779,679
At April 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 5-Year Long Futures	50	$6,045,703	June 2016	$41,680
8U.S. Treasury Note 10-Year Long Futures	25	$3,251,563	June 2016	$(12,893)
8U.S. Treasury Long Bond Short Futures	60	$9,798,750	June 2016	$118,066
8U.S. Treasury Ultra Bond Short Futures	36	$6,168,375	June 2016	$60,658
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$207,511
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $53,706,307, which represented 21.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $49,883,513, which represented 20.2% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
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6	The cost of investments for federal tax purposes amounts to $236,172,880.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$234,161,639	$640,118	$234,801,757
Foreign Governments/Agencies	—	2,204,713	—	2,204,713
U.S. Treasuries	—	2,068,365	—	2,068,365
Investment Company	6,250,976	—	—	6,250,976
TOTAL SECURITIES	$6,250,976	$238,434,717	$640,118	$245,325,811
OTHER FINANCIAL INSTRUMENTS*
Assets	$220,404	$—	$—	$220,404
Liabilities	(12,893)			(12,893)
TOTAL OTHER FINANCIAL INSTRUMENTS*	$207,511	$—	$—	$207,511
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.55	$9.61	$10.40	$10.09	$10.22
Income From Investment Operations:
Net investment income	0.33	0.35	0.41	0.42	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)	(0.05)	(0.24)	0.31	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.30	0.17	0.73	0.43
Less Distributions:
Distributions from net investment income	(0.33)	(0.35)	(0.42)	(0.42)	(0.45)
Distributions from net realized gain on investments and futures contracts	(0.01)	(0.01)	(0.54)	—	(0.11)
TOTAL DISTRIBUTIONS	(0.34)	(0.36)	(0.96)	(0.42)	(0.56)
Net Asset Value, End of Period	$9.34	$9.55	$9.61	$10.40	$10.09
Total Return[1]	1.46%	3.22%	1.85%	7.41%	4.33%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	3.56%	3.66%	4.20%	4.14%	4.45%
Expense waiver/reimbursement[2]	0.19%	0.19%	0.24%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,484	$249,125	$216,134	$239,453	$261,834
Portfolio turnover	28%	16%	20%	28%	20%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.55	$9.62	$10.40	$10.09	$10.22
Income From Investment Operations:
Net investment income	0.31	0.33	0.40	0.40	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)	(0.06)	(0.25)	0.31	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.27	0.15	0.71	0.40
Less Distributions:
Distributions from net investment income	(0.31)	(0.33)	(0.39)	(0.40)	(0.42)
Distributions from net realized gain on investments and futures contracts	(0.01)	(0.01)	(0.54)	—	(0.11)
TOTAL DISTRIBUTIONS	(0.32)	(0.34)	(0.93)	(0.40)	(0.53)
Net Asset Value, End of Period	$9.34	$9.55	$9.62	$10.40	$10.09
Total Return[1]	1.21%	2.86%	1.71%	7.14%	4.07%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.31%	3.41%	3.84%	3.90%	4.16%
Expense waiver/reimbursement[2]	0.40%	0.39%	0.43%	0.41%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,296	$29,217	$34,610	$150,899	$171,273
Portfolio turnover	28%	16%	20%	28%	20%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities
April 30, 2016
Assets:
Total investment in securities, at value including $6,250,976 of investment in an affiliated holding (Note 5) (identified cost $236,141,233)		$245,325,811
Restricted cash (Note 2)		333,525
Income receivable		2,775,734
Receivable for investments sold		611,511
Receivable for shares sold		226,826
TOTAL ASSETS		249,273,407
Liabilities:
Payable for investments purchased	$1,506,243
Payable for shares redeemed	498,980
Payable for variation margin on futures contracts	58,960
Income distribution payable	348,765
Payable to adviser (Note 5)	5,649
Payable for other service fees (Notes 2 and 5)	11,424
Accrued expenses (Note 5)	63,707
TOTAL LIABILITIES		2,493,728
Net assets for 26,411,537 shares outstanding		$246,779,679
Net Assets Consist of:
Paid-in capital		$238,210,603
Net unrealized appreciation of investments and futures contracts		9,392,089
Accumulated net realized loss on investments and futures contracts		(846,746)
Undistributed net investment income		23,733
TOTAL NET ASSETS		$246,779,679
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($222,483,573 ÷ 23,811,408 shares outstanding), no par value, unlimited shares authorized		$9.34
Service Shares:
Net asset value per share ($24,296,106 ÷ 2,600,129 shares outstanding), no par value, unlimited shares authorized		$9.34
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Operations
Year Ended April 30, 2016
Investment Income:
Interest			$9,800,689
Dividends received from an affiliated holding (Note 5)			11,486
TOTAL INCOME			9,812,175
Expenses:
Investment adviser fee (Note 5)		$1,190,587
Administrative fee (Note 5)		186,335
Custodian fees		15,392
Transfer agent fee		90,194
Directors'/Trustees' fees (Note 5)		3,041
Auditing fees		26,450
Legal fees		9,320
Portfolio accounting fees		109,291
Distribution services fee (Note 5)		62,828
Other service fees (Notes 2 and 5)		140,528
Share registration costs		37,437
Printing and postage		28,532
Miscellaneous (Note 5)		12,173
TOTAL EXPENSES		1,912,108
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(363,735)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(140,593)
TOTAL WAIVERS AND REIMBURSEMENTS		(504,328)
Net expenses			1,407,780
Net investment income			8,404,395
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,103,340
Net realized loss on futures contracts			(883,725)
Net change in unrealized appreciation of investments			(5,766,299)
Net change in unrealized depreciation of futures contracts			239,723
Net realized and unrealized loss on investments and futures contracts			(5,306,961)
Change in net assets resulting from operations			$3,097,434
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets
Year Ended April 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,404,395	$9,713,957
Net realized gain (loss) on investments and futures contracts	219,615	(1,751,834)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(5,526,576)	178,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,097,434	8,140,707
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,570,586)	(8,582,610)
Service Shares	(830,846)	(1,173,583)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(241,572)	(296,761)
Service Shares	(29,497)	(45,824)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,672,501)	(10,098,778)
Share Transactions:
Proceeds from sale of shares	72,716,445	102,923,771
Net asset value of shares issued to shareholders in payment of distributions declared	3,994,367	5,513,714
Cost of shares redeemed	(102,697,975)	(78,881,759)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,987,163)	29,555,726
Change in net assets	(31,562,230)	27,597,655
Net Assets:
Beginning of period	278,341,909	250,744,254
End of period (including undistributed net investment income of $23,733 and $20,770, respectively)	$246,779,679	$278,341,909
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements
April 30, 2016
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
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30

at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $504,328 are disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$77,765	$(77,765)
Service Shares	62,763	—
TOTAL	$140,528	$(77,765)
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,628,864 and $19,970,135, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(207,511)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(883,725)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$239,723
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,764,945
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,247,754	$640,118
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 - 9/29/1999	$1,138,408	$1,417,731
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,322,897	$67,896,107	9,822,840	$94,260,434
Shares issued to shareholders in payment of distributions declared	350,398	3,259,284	462,727	4,441,982
Shares redeemed	(9,956,222)	(92,832,880)	(6,670,604)	(64,031,701)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,282,927)	$(21,677,489)	3,614,963	$34,670,715
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Year Ended April 30	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	519,894	$4,820,338	901,981	$8,663,337
Shares issued to shareholders in payment of distributions declared	79,058	735,083	111,630	1,071,732
Shares redeemed	(1,058,621)	(9,865,095)	(1,553,030)	(14,850,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(459,669)	$(4,309,674)	(539,419)	$(5,114,989)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,742,596)	$(25,987,163)	3,075,544	$29,555,726
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$8,401,432	$9,768,050
Long-term capital gains	$271,069	$330,728
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$23,733
Net unrealized appreciation	$9,152,931
Capital loss deferrals	$(607,588)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments on wash sales.
At April 30, 2016, the cost of investments for federal tax purposes was $236,172,880. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $9,152,931. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,767,252 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,614,321.
The Fund used capital loss carryforwards of $787,028 to offset taxable capital gains realized during the year ended April 30, 2016.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of April 30, 2016, for federal income tax purposes, post October losses of $607,588 were deferred to May 1, 2016.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2016, the Adviser voluntarily waived $358,519 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$62,828	$(62,828)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the year ended April 30, 2016, FSSC received $1,618 and reimbursed $77,765 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, expenses allocated from partnerships, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2016, the Adviser reimbursed $5,216. Transactions involving the affiliated holding during the year ended April 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2015	8,997,801
Purchases/Additions	97,656,672
Sales/Reductions	(100,403,497)
Balance of Shares Held 4/30/2016	6,250,976
Value	$6,250,976
Dividend Income	$11,486
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2016, were as follows:
Purchases	$61,299,528
Sales	$85,740,204
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the year ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the year ended April 30, 2016, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2016, the amount of long-term capital gains designated by the Fund was $271,069.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 27, 2016

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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,023.40	$2.82
Service Shares	$1,000	$1,022.20	$4.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.08	$2.82
Service Shares	$1,000	$1,020.84	$4.07
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Service Shares	0.81%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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46

Evaluation and Approval of Advisory Contract–May 2015
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2015 through April 30, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2016, was 0.03% for Class A Shares, 0.63% for Institutional Shares, 0.54% for Service Shares and 0.79% for Class Y Shares. The 0.79% total return of the Class Y Shares for the reporting period consisted of 1.49% of taxable dividends, and -0.70% of depreciation in the net asset value of shares. The total return of the Barclays 1-3 Year U.S. Government/Credit Index (B1-3GCI)1 was 1.10%. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 0.57% during the same period. The Fund's and LSIGDFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the B1-3GCI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the B1-3GCI were: (1) security selection; (2) sector allocation; and (3) the Fund's interest rate and yield curve positioning. The use of derivative strategies3 in the form of credit derivative indices on high-yield, bank loan and emerging market exposures did not have a material effect on Fund performance during the reporting period, though interest rate derivatives used to detract from interest rate exposure below that of the B1-3GCI did detract from Fund performance somewhat.
The following discussion will focus on the performance of the Fund's Class Y Shares.
MARKET OVERVIEW
The market's performance during the reporting period reflected mild weakness at the short end of the U.S. Treasury yield curve, as interest rates continued a slow rise from historically low levels4 with considerable rate volatility occurring during the period. 2-year yields increased by 21 basis points over the reporting period, from 0.57% at April 30, 2015 to 0.78% at April 30, 2016. The Federal Reserve (the Fed) raised target interest rates in December, and the short end of the curve followed the 0.25% federal funds target rate increase in approximate parallel fashion. General spread widening in domestic risk assets occurred over most of the reporting period before tightening in the final three months of the fiscal year. Nonetheless, the higher coupon income resulting from an overweight to credit-sensitive assets more than offset the effects of spread widening and slightly higher interest rates. Inflationary expectations were generally low during the reporting period, and while some mild wage price pressure began to emerge, concerns over this tended to be overshadowed by weakness outside the U.S., particularly in commodity-producing countries and emerging markets.
Annual Shareholder Report

SECURITY SELECTION
With regard to security selection, a higher allocation to credit-sensitive securities relative to the B1-3GCI contributed to Fund performance during the reporting period. No single security added more than two basis points of alpha nor subtracted more than one basis point of alpha relative to the B1-3GCI. Two of the Fund's “core” portfolio investments, Bank Loan Core Portfolio and Mortgage Core Portfolio, added three and ten basis points of alpha, respectively (Federated core portfolios are diversified, sector-specific sub-portfolios managed by associated Federated fixed-income investment teams). Since the core portfolios are sector-specific investments, one might think of them as adding sector-based return as well as security-related return.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Allocations to “out-of-index” sectors liked securitized debt (residential and commercial mortgage-backed securities5 and asset-backed securities sectors–“RMBS,” “CMBS” and “ABS,” respectively) contributed to Fund performance during the reporting period. In addition, modest allocations to “higher beta, out-of-index” sectors like high yield,6 bank loans7 and non-agency mortgages contributed to Fund performance during the reporting period. Both “credit sensitive” sectors of the Fund, i.e., the corporate debt and asset-backed security allocations in the Fund (the latter not included in the B1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted the entire period though the underweight was reduced as part of the duration extension exercise noted above. A position in mortgage securities (also not included in the B1-3GCI), was maintained for the duration of the period, with much of this in “credit” mortgage positions like commercial MBS and prime U.K. and U.S. non-agency RMBS. The underweight in Treasuries helped Fund performance relative to the benchmark, while the overweight in corporates and structured securities (both RMBS and CMBS, as well as ABS) had a modest positive effect on Fund performance over the reporting period. Even though spreads generally widened over the reporting period, the amount of additional yield generated by the overweights in credit-sensitive holdings more than offset the negative price effect of wider spreads.
Duration/Yield curve
Fund duration8 was generally maintained at a level well below that of the B1-3GCI over the reporting period, though it was extended to a less defensive (though still short of index) level beginning in calendar 2016. Much of the extension was generated through the use of long positions in five-year Treasury note futures contracts. In addition to the small current yield addition gained through these positions, these positions also generated a small capital gain. Overall, the effect on the Fund totaled three basis points for the reporting period, with all of that occurring in 2016. While the Fund still employed a
Annual Shareholder Report

liberal allocation to floating rate securities, the percentage has actually been reduced as part of the duration extension referred to above in order to gain some additional coupon income in an environment where expectations regarding the number and pace of further interest rate increases have been reduced relative to the end of the Fund's prior fiscal year. Despite a rally in the government yield curve since the beginning of 2016, the Fund's shorter interest rate positioning relative to the B1-3GCI generated ten basis points of alpha relative to the B1-3GCI for the reporting period.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the B1-3GCI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
3	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6	High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment grade securities.
7	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
8	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund from April 30, 2006 to April 30, 2016, compared to the Barclays 1-3 Year U.S. Government/Credit Index (B1-3GCI),2 the Fund's broad-based securities market index, the 0-3 Year Composite Index which consists of 30% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 30% BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index and 20% BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2016
■	Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
Annual Shareholder Report

Growth of a $100,000 INVESTMENT–CLASS Y SHARES
Growth of $100,000 as of April 30, 2016
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 4/30/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-1.01%	0.53%	2.21%
Institutional Shares	0.63%	1.33%	2.90%
Service Shares	0.54%	1.14%	2.71%
Class Y Shares	0.79%	1.50%	3.07%
B1-3GCI	1.10%	1.07%	2.78%
0-3C	1.06%	1.49%	2.80%
LSIGDFA	0.57%	1.33%	2.58%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a blended index of four separate indexes that are produced by Merrill Lynch, Pierce, Fenner & Smith and track various security types. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index is a subset of the BofA Merrill Lynch U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	35.8%
Asset-Backed Securities	35.4%
Mortgage-Backed Securities[3]	14.9%
U.S. Treasury and Agency Securities[4]	2.7%
Floating Rate Loans	2.0%
Project and Trade Finance	0.5%
Municipal Bonds	0.4%
Derivative Contracts[5,6]	(0.0)%
Other Security Types[7]	0.1%
Cash Equivalents[8]	9.4%
Other Assets and Liabilities—Net[9]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Other Security Types consist of an exchange-traded fund and common stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2016
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$483,917	[1]	FHLMC ARM 780443, 2.571%, 3/01/2033	$506,447
11,998	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	12,872
5,665	[1]	FHLMC ARM 420196, 5.325%, 11/01/2030	6,086
7,413	[1]	FHLMC ARM 390260, 2.047%, 10/01/2030	7,500
5,768	[1]	FHLMC ARM 606116, 2.361%, 9/01/2019	5,813
6,752	[1]	FHLMC ARM 785167, 2.250%, 12/01/2018	6,785
		TOTAL	545,503
		Federal National Mortgage Association—0.2%
9,509	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	10,025
261,313	[1]	FNMA ARM 544852, 2.481%, 4/01/2028	270,514
280,481	[1]	FNMA ARM 544843, 2.488%, 10/01/2027	290,116
335,746	[1]	FNMA ARM 544884, 2.457%, 5/01/2034	349,742
531,934	[1]	FNMA ARM 556379, 1.750%, 5/01/2040	537,439
162,114	[1]	FNMA ARM 556388, 1.750%, 5/01/2040	163,802
778,268	[1]	FNMA ARM 618128, 1.905%, 8/01/2033	794,639
		TOTAL	2,416,277
		Government National Mortgage Association—0.0%
7,662	[1]	GNMA ARM 8902, 30 Year, 1.750%, 1/20/2022	7,775
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,920,589)	2,969,555
		ASSET-BACKED SECURITIES—35.1%
		Auto Receivables—15.6%
843,221	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	842,238
3,000,000	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	3,001,353
4,060,954		AmeriCredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	4,059,156
8,086,807	[1]	AmeriCredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	8,089,432
13,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,068,234
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,029,033
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,008,834
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,499,063
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	$5,002,883
1,112,195	[1]	California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	1,112,008
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.439%, 1/7/2025	3,781,219
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 2.239%, 1/7/2025	2,502,848
2,303,282	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.859%, 3/7/2026	2,297,627
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 1.239%, 3/7/2026	1,996,721
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.639%, 3/7/2026	998,278
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.989%, 3/7/2026	1,498,214
5,000,000	[1,2,3]	Chesapeake Funding LLC 2016 1A, Class A2, 1.583%, 3/15/2028	5,000,970
344,943	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	344,975
2,225,000	[2,3]	Drive Auto Receivables Trust 2015-BA, Class A3, 1.30%, 6/15/2018	2,224,822
2,500,000	[1,2,3]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	2,510,919
542,816	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	542,469
2,658,727	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	2,646,155
2,700,000	[2,3]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	2,689,987
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,986,772
4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,033,266
1,886,502		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	1,889,510
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,984,915
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,506,163
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	5,019,694
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,001,352
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,498,159
4,960,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,966,866
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 1.083%, 5/15/2018	2,499,460
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,503,825
2,463,108		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,463,280
1,062,667	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.919%, 8/25/2021	1,062,451
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	4,979,774
2,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,000,814
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	$4,001,324
3,094,652	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.687%, 3/14/2018	3,100,974
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 1.137%, 8/14/2018	599,379
4,000,000		Santander Drive Auto Receivable Trust 2016-1, Class B, 2.47%, 12/15/2020	3,990,199
1,272,361	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,273,964
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,027,296
4,568,561		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	4,570,573
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,006,371
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	4,001,821
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,039,678
		TOTAL	167,755,318
		Credit Card—10.6%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.133%, 2/16/2021	8,999,789
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.933%, 12/15/2021	4,972,153
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.133%, 2/15/2019	11,424,851
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.813%, 6/15/2021	8,019,010
4,000,000	[1,2,3]	Cards II Trust, Class A, 0.953%, 7/15/2020	3,994,660
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.893%, 4/15/2019	9,969,924
3,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	3,176,185
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.719%, 5/26/2020	4,295,010
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.883%, 4/15/2021	8,989,577
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	5,001,162
3,500,000	[1]	Discover Card Execution Note Trust 2016 - A1, Class A1, 1.64%, 7/15/2021	3,522,139
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.793%, 12/16/2019	6,000,560
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.863%, 9/15/2018	6,999,119
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.883%, 3/15/2021	$7,946,290
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,001,216
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	2,998,614
3,000,000	[1,2,3]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,001,101
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.836%, 3/18/2019	4,993,160
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.233%, 6/17/2019	7,008,379
		TOTAL	114,312,899
		Equipment Lease—2.8%
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,405,150
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	3,998,423
2,766,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,590,566
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,998,104
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,031,252
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,487,898
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,200,212
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	990,029
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,009,182
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,205,532
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,503,442
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,756,278
		TOTAL	30,176,068
		Home Equity Loan—0.5%
1,960,507	[1]	Carrington Mortgage Loan Trust, Class A3, 0.619%, 2/25/2036	1,915,421
13,594	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.913%, 1/15/2028	11,528
24,393	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.699%, 11/25/2036	24,144
2,357,878		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	926,021
123,300	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.459%, 11/25/2034	111,680
328,249	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	80,460
49,468	[1,2,3]	Quest Trust 2004 - X1, Class A, 1.099%, 3/25/2034	49,554
1,855,650	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,856,091
		TOTAL	4,974,899
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—5.3%
$719,935	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.749%, 6/14/2037	$708,834
409,564	[1,2,3]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.699%, 5/10/2032	405,633
1,662,757	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.438%, 2/25/2043	1,638,148
7,065,790	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	6,924,474
2,234,240	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.119%, 10/25/2035	2,173,293
4,334,817	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.488%, 10/25/2025	4,321,942
1,124,148	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	1,123,784
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 1.033%, 2/15/2019	7,985,530
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.383%, 2/15/2019	4,988,306
2,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class A, 1.633%, 2/18/2020	2,000,088
4,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class B, 2.183%, 2/18/2020	3,998,471
2,013,497	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.039%, 11/25/2027	1,992,363
167,857	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.433%, 10/15/2024	167,900
345,406	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.833%, 8/15/2025	345,402
510,832	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.533%, 8/15/2023	510,751
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.836%, 10/15/2031	10,950,013
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.686%, 1/15/2026	3,986,086
547,039	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	551,622
1,680,212	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	1,694,274
		TOTAL	56,466,914
		Rate Reduction Bond—0.3%
3,059,577		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,384,328
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $378,925,611)	377,070,426
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.1%
		Commercial Mortgage—5.2%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 1.933%, 9/15/2026	9,443,711
3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 1.183%, 6/15/2033	2,954,075
2,526,384		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,517,529
1,528,274		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	1,519,385
2,311,892		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	2,302,504
124,873	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	125,766
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$2,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	$2,504,548
1,261,786	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,309,406
98,054	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	98,115
11,587,549	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.083%, 11/15/2045	11,588,224
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.225%, 4/10/2046	4,991,996
6,424,664		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	6,437,907
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.633%, 6/15/2045	4,959,966
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.483%, 7/15/2046	4,784,280
		TOTAL	55,537,412
		Federal Home Loan Mortgage Corporation—0.9%
808		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	836
6,362		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	6,743
21,368		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	24,079
999		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	1,005
55,584	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.783%, 2/15/2018	55,653
63,527		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	65,228
67,954		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	71,176
65,581		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	71,239
1,325,423	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.733%, 2/15/2036	1,317,192
161,129	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.893%, 2/15/2034	161,212
527,783	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.833%, 7/15/2036	526,073
245,379	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.183%, 7/15/2036	247,528
665,076	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.343%, 7/15/2037	673,349
2,413,737		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	2,436,756
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$4,010,346	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.821%, 4/25/2020	$4,008,090
141,980	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	164,163
		TOTAL	9,830,322
		Federal National Mortgage Association—1.0%
36,213		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	39,325
1,224		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,358
25,005		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	27,554
24,391	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	27,029
1,865	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	1,924
7,891		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	8,575
172,301		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	191,769
135		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	136
72,406	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.939%, 9/25/2032	72,699
20,011		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	21,017
25,278		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	25,787
373,671	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.869%, 6/25/2036	373,441
1,610,527	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.889%, 7/25/2037	1,608,754
252,256	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.439%, 6/25/2037	257,228
204,862	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.239%, 5/25/2039	206,563
22,499	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.939%, 8/25/2039	22,450
516,380	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.289%, 4/25/2037	523,182
905,636	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.979%, 7/25/2037	906,867
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,572,079	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.889%, 3/25/2041	$1,566,370
4,897,609	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.839%, 2/25/2042	4,865,301
11,272		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	11,679
34,598		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	37,907
		TOTAL	10,796,915
		Government Agency—0.3%
2,578,769	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,542,919
922,922	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.890%, 1/8/2020	923,499
		TOTAL	3,466,418
		Government National Mortgage Association—1.1%
5,426,735		Government National Mortgage Association REMIC 2013-H16 FA, 0.978%, 7/20/2063	5,385,203
6,226,370		Government National Mortgage Association REMIC 2013-H17 FA, 0.988%, 7/20/2063	6,181,017
		TOTAL	11,566,220
		Non-Agency Mortgage—2.6%
9,022	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.592%, 3/25/2033	9,035
86,644	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 10.352%, 2/3/2029	75,248
22,089		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	22,655
670,727	[1,2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	669,053
4,028,384	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,853,693
4,500,351	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	4,296,121
17,757	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	17,757
4,366,566	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 1.118%, 12/22/2054	4,364,536
206,191	[1]	Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 3.662%, 9/25/2034	190,720
12,603		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	12,881
345,458	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	350,807
4,829,047	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,539,535
2,125,583		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,984,999
3,347,734	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,157,724
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.185%, 1/21/2070	2,968,935
197,093		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	220,176
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$684,277	[1]	Washington Mutual 2006-AR15, Class 1A, 1.217%, 11/25/2046	$544,735
701,501	[1]	Washington Mutual 2006-AR17, Class 1A, 1.17%, 12/25/2046	549,333
66,762	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.830%, 7/25/2034	68,545
		TOTAL	27,896,488
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $120,863,578)	119,093,775
		CORPORATE BONDS—34.4%
		Basic Industry - Metals & Mining—0.1%
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note - Sr. Note, 0.879%, 9/30/2016	998,687
		Capital Goods - Diversified Manufacturing—0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,514,573
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	2,001,814
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,028,626
		TOTAL	6,545,013
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,432,320
		Communications - Media & Entertainment—1.3%
3,130,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 2.50%, 8/15/2018	3,190,265
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,527,618
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,037,392
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	5,022,460
		TOTAL	13,777,735
		Communications - Telecom Wireless—0.8%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.632%, 9/12/2016	5,732,212
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,231,531
		TOTAL	8,963,743
		Communications - Telecom Wirelines—1.4%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,504,169
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,460,537
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.412%, 6/17/2019	3,003,834
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.382%, 9/14/2018	2,567,362
		TOTAL	15,535,902
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.2%
$6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	$6,043,200
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 0.985%, 3/10/2017	2,997,087
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,124,965
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,007,904
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.330%, 9/26/2016	5,760,516
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,169,950
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, Series 144A, 0.988%, 5/23/2017	4,954,100
		TOTAL	34,057,722
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,009,496
		Consumer Cyclical - Retailers—0.6%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,655,324
3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,709,483
		TOTAL	6,364,807
		Consumer Cyclical - Services—0.5%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.156%, 11/28/2017	2,983,695
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,224,038
		TOTAL	5,207,733
		Consumer Non-Cyclical - Food/Beverage—2.7%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,364,169
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,594,770
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note - Sr. Note, 1.136%, 2/1/2019	7,925,248
7,000,000	[2,3]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,076,132
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,136,230
		TOTAL	29,096,549
		Consumer Non-Cyclical - Health Care—0.5%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.910%, 10/6/2017	3,001,032
2,475,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.084%, 6/15/2016	2,475,936
		TOTAL	5,476,968
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,022,491
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	$2,170,202
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 0.905%, 3/1/2019	2,509,900
		TOTAL	7,702,593
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,520,876
		Consumer Non-Cyclical - Tobacco—0.1%
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,020,049
		Energy - Integrated—0.9%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 1.260%, 9/26/2018	3,975,888
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,262,628
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.653%, 7/18/2018	3,468,500
		TOTAL	9,707,016
		Energy - Midstream—0.5%
2,850,000	[2,3]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 2.45%, 6/1/2018	2,848,062
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	2,970,051
		TOTAL	5,818,113
		Energy - Oil Field Services—0.8%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,093,521
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,987,485
		TOTAL	8,081,006
		Financial Institution - Banking—9.8%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	3,008,655
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,017,066
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.276%, 2/1/2019	8,926,479
1,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 1.668%, 1/15/2019	1,500,899
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.396%, 12/7/2018	2,986,992
6,000,000	[1]	Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 1.229%, 4/9/2018	5,994,690
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,017,580
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,092,572
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,002,523
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.496%, 12/7/2018	$3,977,660
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,140,056
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note - Sr. Note, Series BKNT, 1.128%, 11/18/2016	10,013,900
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.718%, 11/15/2018	10,018,200
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	4,009,688
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.190%, 2/9/2018	1,988,170
2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note - Sr. Note, 1.380%, 9/26/2016	2,003,490
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.938%, 7/25/2017	6,889,326
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 1.488%, 1/24/2019	1,993,120
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.774%, 1/27/2020	700,822
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,093,255
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note - Sr. Note, Series 144A, 1.078%, 5/13/2016	3,500,780
3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	3,016,191
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.835%, 9/11/2017	2,999,391
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.114%, 10/28/2019	1,991,712
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,042,275
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.378%, 7/30/2018	8,006,624
		TOTAL	104,932,116
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,041,542
		Financial Institution - Insurance - Life—2.7%
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note - Sr. Secured Note, Series 144A, 1.009%, 4/10/2017	8,009,016
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note - Sr. Note, Series 144A, 0.986%, 5/23/2016	4,476,615
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 0.914%, 12/15/2017	3,007,428
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,403,656
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.398%, 8/15/2018	5,988,024
		TOTAL	28,884,739
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.6%
$4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	$4,002,832
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,007,850
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.538%, 7/15/2027	828,449
		TOTAL	6,839,131
		Technology—3.9%
7,000,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, 0.920%, 5/6/2019	6,977,348
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,162,960
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 1.135%, 3/1/2019	6,667,756
5,000,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.45%, 10/5/2017	5,057,840
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,027,650
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,018,616
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,503,452
1,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	1,002,462
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,346,057
5,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 1.208%, 1/15/2019	5,026,875
		TOTAL	41,791,016
		Transportation - Railroads—0.6%
5,285,000	[1,2,3]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 1.334%, 10/28/2016	5,248,095
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,313,499
		TOTAL	6,561,594
		Utility - Electric—1.2%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,534,959
3,000,000	[1]	Duke Energy Corp., Floating Rate Note - Sr. Note, 1.009%, 4/3/2017	2,988,141
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,011,090
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	715,809
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,217,859
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,000,000
		TOTAL	12,467,858
		TOTAL CORPORATE BONDS (IDENTIFIED COST $368,332,470)	369,834,324
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$3,164		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	$3,290
9,408		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	10,759
16,388		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	17,047
321		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	328
		TOTAL	31,424
		Federal National Mortgage Association—0.0%
1,575		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	1,592
53,912		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	63,367
		TOTAL	64,959
		Government National Mortgage Association—0.0%
20,613		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	23,833
6,696		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	8,077
		TOTAL	31,910
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $116,233)	128,293
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298%, 7/1/2016	3,229,354
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% Bonds (New Jersey State), 12/15/2018	1,205,326
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,440,283)	4,434,680
		U.S. TREASURIES—2.7%
		U.S. Treasury Notes—2.7%
12,000,000		United States Treasury Note, 1.000%, 3/31/2017	12,044,531
10,000,000	[5]	United States Treasury Note, 1.625%, 6/30/2020	10,176,997
7,000,000	[6]	United States Treasury Note, 1.875%, 6/30/2020	7,199,231
		TOTAL U.S. TREASURIES (IDENTIFIED COST $29,163,610)	29,420,759
		INVESTMENT COMPANIES—16.2%[7]
2,320,798		Federated Bank Loan Core Fund	22,929,487
88,457,016		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[8]	88,457,016
4,184,044		Federated Mortgage Core Portfolio	41,798,599
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
716,876	Federated Project and Trade Finance Core Fund	$6,681,282
2,420,904	High Yield Bond Portfolio	14,743,308
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $177,521,778)	174,609,692
	REPURCHASE AGREEMENT—0.3%
$3,166,571	Interest in $805,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,020,125 on 5/2/2016. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $829,170,729 (purchased with proceeds from securities lending collateral). (AT COST)	3,166,571
	TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $1,085,450,723)[9]	1,080,728,075
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[10]	(5,177,328)
	TOTAL NET ASSETS—100%	$1,075,550,747
At April 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[11]United States Treasury Note 5-Year Long Futures	750	$90,685,547	June 2016	$(19,333)
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $327,607,876, which represented 30.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $320,509,937, which represented 29.8% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
Annual Shareholder Report

6	All or a portion of this security is temporarily on loan to an unaffiliated broker/dealer.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $1,087,000,753.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,969,555	$—	$2,969,555
Asset-Backed Securities	—	370,065,492	7,004,934	377,070,426
Collateralized Mortgage Obligations	—	119,076,018	17,757	119,093,775
Corporate Bonds	—	369,005,875	828,449	369,834,324
Mortgage-Backed Securities	—	128,293	—	128,293
Municipal Bonds	—	4,434,680	—	4,434,680
U.S. Treasuries	—	29,420,759	—	29,420,759
Investment Companies[1]	88,457,016	—	—	174,609,692
Repurchase Agreement	—	3,166,571	—	3,166,571
TOTAL SECURITIES	$88,457,016	$898,267,243	$7,851,140	$1,080,728,075
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(19,333)	—	—	(19,333)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(19,333)	$—	$—	$(19,333)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $86,152,676 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.56	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.06	0.05[1]	0.08	0.11	0.15[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.06)	(0.02)	(0.11)	0.05	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	0.03	(0.03)	0.16	0.15
Less Distributions:
Distributions from net investment income	(0.06)	(0.06)	(0.08)	(0.11)	(0.14)
Net Asset Value, End of Period	$8.50	$8.56	$8.59	$8.70	$8.65
Total Return[3]	0.03%	0.36%	(0.35)%	1.90%	1.79%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.09%
Net investment income	0.69%	0.63%	0.84%	1.29%	1.70%
Expense waiver/reimbursement[4]	0.22%	0.21%	0.21%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,009	$77,164	$99,458	$136,514	$130,880
Portfolio turnover	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.56	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.11	0.10[1]	0.13	0.16	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.06)	(0.02)	(0.11)	0.05	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.08	0.02	0.21	0.20
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.13)	(0.16)	(0.19)
Net Asset Value, End of Period	$8.50	$8.56	$8.59	$8.70	$8.65
Total Return[3]	0.63%	0.94%	0.23%	2.49%	2.38%
Ratios to Average Net Assets:
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.27%	1.20%	1.39%	1.87%	2.27%
Expense waiver/reimbursement[4]	0.22%	0.21%	0.21%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,918	$664,167	$857,994	$576,453	$502,109
Portfolio turnover	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.55	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.09	0.09[1]	0.12	0.15	0.18[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.04)	(0.04)	(0.12)	0.05	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.05	0.00	0.20	0.19
Less Distributions:
Distributions from net investment income	(0.10)	(0.09)	(0.11)	(0.15)	(0.18)
Net Asset Value, End of Period	$8.50	$8.55	$8.59	$8.70	$8.65
Total Return[2]	0.54%	0.63%	0.04%	2.30%	2.19%
Ratios to Average Net Assets:
Net expenses	0.71%	0.71%	0.71%	0.71%	0.70%
Net investment income	1.08%	1.01%	1.23%	1.69%	2.06%
Expense waiver/reimbursement[3]	0.26%	0.24%	0.25%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,019	$96,168	$154,154	$238,220	$544,565
Portfolio turnover	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.56	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.12	0.12[1]	0.14	0.18	0.21[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.02)	(0.11)	0.05	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.10	0.03	0.23	0.22
Less Distributions:
Distributions from net investment income	(0.13)	(0.13)	(0.14)	(0.18)	(0.21)
Net Asset Value, End of Period	$8.50	$8.56	$8.59	$8.70	$8.65
Total Return[2]	0.79%	1.11%	0.40%	2.66%	2.55%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.44%	1.37%	1.57%	2.03%	2.44%
Expense waiver/reimbursement[3]	0.22%	0.21%	0.21%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$515,604	$404,485	$391,281	$329,649	$199,281
Portfolio turnover	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2016
Assets:
Total investment in securities, at value including $3,085,385 of securities loaned and $174,609,692 of investment in affiliated holdings (Note 5) (identified cost $1,085,450,723)		$1,080,728,075
Cash		2,752
Income receivable		2,237,658
Receivable for shares sold		726,986
Receivable for daily variation margin on futures contracts		70,315
TOTAL ASSETS		1,083,765,786
Liabilities:
Payable for shares redeemed	$4,500,702
Payable for collateral due to broker for securities lending	3,166,571
Income distribution payable	223,967
Payable to adviser (Note 5)	10,087
Payable for distribution services fee (Note 5)	38,132
Payable for other service fees (Notes 2 and 5)	101,182
Accrued expenses (Note 5)	174,398
TOTAL LIABILITIES		8,215,039
Net assets for 126,493,107 shares outstanding		$1,075,550,747
Net Assets Consist of:
Paid-in capital		$1,085,725,487
Net unrealized depreciation of investments and futures contracts		(4,741,981)
Accumulated net realized loss on investments and futures contracts		(5,433,529)
Undistributed net investment income		770
TOTAL NET ASSETS		$1,075,550,747
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($77,008,991 ÷ 9,055,930 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share (100/99.00 of $8.50)	$8.59
Redemption proceeds per share	$8.50
Institutional Shares:
Net asset value per share ($400,918,037 ÷ 47,160,147 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share	$8.50
Redemption proceeds per share	$8.50
Service Shares:
Net asset value per share ($82,019,464 ÷ 9,647,793 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share	$8.50
Redemption proceeds per share	$8.50
Class Y Shares:
Net asset value per share ($515,604,255 ÷ 60,629,237 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share	$8.50
Redemption proceeds per share	$8.50
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2016
Investment Income:
Interest (including income on securities loaned of $4,175)			$16,356,687
Dividends received from affiliated holdings (Note 5)			4,199,993
TOTAL INCOME			20,556,680
Expenses:
Investment adviser fee (Note 5)		$4,592,723
Administrative fee (Note 5)		898,478
Custodian fees		51,587
Transfer agent fee		678,008
Directors'/Trustees' fees (Note 5)		10,324
Auditing fees		26,450
Legal fees		9,320
Portfolio accounting fees		183,213
Distribution services fee (Note 5)		530,968
Other service fees (Notes 2 and 5)		1,209,370
Share registration costs		97,035
Printing and postage		63,786
Miscellaneous (Note 5)		13,478
TOTAL EXPENSES		8,364,740
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,549,507)
Waiver of other operating expenses	(36,449)
TOTAL WAIVERS AND REIMBURSEMENT		(2,585,956)
Net expenses			5,778,784
Net investment income			14,777,896
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $990,560 on sales of investments in affiliated holdings (Note 5))			(594,443)
Net realized gain on futures contracts			396,200
Realized gain distribution from affiliated investment company shares (Note 5)			34,282
Net change in unrealized appreciation of investments			(6,890,385)
Net change in unrealized depreciation of futures contracts			(19,333)
Net realized and unrealized loss on investments and futures contracts			(7,073,679)
Change in net assets resulting from operations			$7,704,217
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,777,896	$16,436,679
Net realized loss on investments and futures contracts	(163,961)	(1,480,031)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,909,718)	(2,308,765)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,704,217	12,647,883
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(586,453)	(632,461)
Institutional Shares	(6,346,043)	(9,968,434)
Service Shares	(1,010,055)	(1,167,482)
Class Y Shares	(7,372,907)	(5,851,753)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,315,458)	(17,620,130)
Share Transactions:
Proceeds from sale of shares	540,109,312	398,446,362
Net asset value of shares issued to shareholders in payment of distributions declared	12,551,804	14,560,885
Cost of shares redeemed	(711,483,283)	(668,938,156)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(158,822,167)	(255,930,909)
Change in net assets	(166,433,408)	(260,903,156)
Net Assets:
Beginning of period	1,241,984,155	1,502,887,311
End of period (including undistributed net investment income of $770 and $530,781, respectively)	$1,075,550,747	$1,241,984,155
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2016
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,585,956 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$198,047
Institutional Shares	786,636
Service Shares	224,687
TOTAL	$1,209,370
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $20,945,914. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$3,085,385	$3,166,571
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 10.352%, 2/3/2029	7/9/1999	$70,927	$75,248
Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	5/22/2014	$7,065,789	$6,924,474
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$17,874	$17,757
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$80,460
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(19,333)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$396,200

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(19,333)
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,498,578	$38,275,222	3,989,087	$34,198,402
Shares issued to shareholders in payment of distributions declared	67,427	573,015	72,116	618,329
Shares redeemed	(4,528,398)	(38,481,555)	(6,623,310)	(56,771,999)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	37,607	$366,682	(2,562,107)	$(21,955,268)

Year Ended April 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,493,265	$114,637,249	18,311,187	$157,020,374
Shares issued to shareholders in payment of distributions declared	512,544	4,358,977	871,205	7,471,127
Shares redeemed	(44,470,866)	(378,615,827)	(41,465,147)	(355,459,400)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(30,465,057)	$(259,619,601)	(22,282,755)	$(190,967,899)

Year Ended April 30	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,106,405	$17,927,145	4,631,839	$39,721,035
Shares issued to shareholders in payment of distributions declared	115,634	983,002	103,143	883,672
Shares redeemed	(3,816,196)	(32,453,619)	(11,448,674)	(98,309,764)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,594,157)	$(13,543,472)	(6,713,692)	$(57,705,057)

Year Ended April 30	2016		2015
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	43,393,908	$369,269,696	19,542,398	$167,506,551
Shares issued to shareholders in payment of distributions declared	780,663	6,636,810	651,756	5,587,757
Shares redeemed	(30,820,590)	(261,932,282)	(18,480,439)	(158,396,993)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	13,353,981	$113,974,224	1,713,715	$14,697,315
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(18,667,626)	$(158,822,167)	(29,844,839)	$(255,930,909)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for the expiration of capital loss carryforwards and reclass of short-term capital gain distributions.
For the year ended April 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,402,109)	$7,551	$1,394,558
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$15,315,458	$17,620,130
As of April 30, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$770
Net unrealized depreciation	$(6,272,678)
Capital loss carryforwards and straddle loss deferrals	$(3,902,832)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns, the deferral of losses on wash sales and reversal of write off.
At April 30, 2016, the cost of investments for federal tax purposes was $1,087,000,753. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $6,272,678. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,316,987 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,589,665.
At April 30, 2016, the Fund had a capital loss carryforward of $3,856,590 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,280,435	$2,576,155	$3,856,590
Capital loss carryforwards of $1,402,109 expired during the year ended April 30, 2016.
As of April 30, 2016, for federal income tax purposes, the Fund had $46,242 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2016, the Adviser voluntarily waived $2,514,363 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$396,094	$(500)
Service Shares	134,874	(35,949)
TOTAL	$530,968	$(36,449)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2016, FSC retained $297,943 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2016, FSC retained $494 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2016, FSSC received $44,711 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, interest expense, line of credit expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2016, the Adviser reimbursed $35,144. Transactions involving the affiliated holdings during the year ended April 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2015	2,958,240	26,617,498	4,066,963	688,831	3,336,119	37,667,651
Purchases/Additions	140,306	386,698,952	117,081	28,045	221,857	387,206,241
Sales/Reductions	(777,748)	(324,859,434)	—	—	(1,137,072)	(326,774,254)
Balance of Shares Held 4/30/2016	2,320,798	88,457,016	4,184,044	716,876	2,420,904	98,099,638
Value	$22,929,487	$88,457,016	$41,798,599	$6,681,282	$14,743,308	$174,609,692
Dividend Income	$1,388,411	$74,589	$1,163,208	$262,071	$1,311,714	$4,199,993
Realized Gain Distribution	$—	$—	$—	$—	$34,282	$34,282
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2016, were as follows:
Purchases	$146,650,588
Sales	$278,010,826
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the year ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the year ended April 30, 2016, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 27, 2016

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,003.20	$5.48
Institutional Shares	$1,000	$1,006.20	$2.54
Service Shares	$1,000	$1,005.10	$3.54
Class Y Shares	$1,000	$1,006.90	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.39	$5.52
Institutional Shares	$1,000	$1,022.33	$2.56
Service Shares	$1,000	$1,021.33	$3.57
Class Y Shares	$1,000	$1,023.12	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Institutional Shares	0.51%
Service Shares	0.71%
Class Y Shares	0.35%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
federated short-term income fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
32957 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $271,415

Fiscal year ended 2015 - $258,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $20,000

Fiscal year ended 2015 - $304

Fiscal year ended 2016- Audit consents for N-1a filing and N-14 merger documents.

Fiscal year ended 2015- Travel expenses for attendance at Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $100 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $11,500

Fiscal year ended 2015 - $0

Fiscal year ended 2016- Service fee for tax reclaim recovery filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $35,281 and $35,697 respectively. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $102,302

Fiscal year ended 2015 - $98,894

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 27, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 27, 2016